Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Current income tax expense benefit	$ 800
Valuation allowance, deferred tax asset, increase decrease, amount	869,000	$ 2,400
Current state and local tax expense benefit		9,000
Tax credit carryforward, amount	$ 648,000
Tax credit carryforward expiration term	2027 years
Testing period	3 years
Nonconsolidated Investees, Other [Member]
Operating Loss Carryforwards [Line Items]
Equity method investment, ownership percentage	50.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 78,100	74,300
Operating loss carryforwards, expiration term	2027 years
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 23,100	19,300
Operating loss carryforwards, expiration term	2039 years
Federal Funds Purchased [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 25,200	$ 52,900